10. Financial instruments (Details 4) - ARS ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
SummaryOfFinancialInstrumentsLineItems [Line Items]
Trade receivables		$ 5,678,857	$ 3,901,060
Group 1
SummaryOfFinancialInstrumentsLineItems [Line Items]
Trade receivables	[1]	5,070,859	3,479,399
Group 2
SummaryOfFinancialInstrumentsLineItems [Line Items]
Trade receivables	[2]	230,087	121,206
Group 3
SummaryOfFinancialInstrumentsLineItems [Line Items]
Trade receivables	[3]	$ 377,911	$ 300,455

[1]	Relates to customers with debt to become due.
[2]	Relates to customers with past due debt from 0 to 3 months.
[3]	Relates to customers with past due debt from 3 to 12 months.